Loss Per Common Share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	3,692,158	2,283,704	4,010,213	2,074,295
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	8,472,835	8,479,000	8,475,918	8,479,000